UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-243-1574

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

($ reported in thousands)

	Par Value		Value

FOREIGN GOVERNMENT SECURITY—3.6%
Indonesia Treasury Bond 8.250%, 7/15/21(1)	26,894,000	IDR	$1,951

TOTAL FOREIGN GOVERNMENT SECURITY (Identified Cost $2,090)			1,951

	Shares
COMMON STOCKS—29.5%
Communication Services—0.6%
BCE, Inc.	322		14
Cellnex Telecom SA 144A(2)	684		19
Elisa OYJ	634		26
Koninklijke KPN NV	14,851		46
ProSiebenSat.1 Media SE	981		18
Rogers Communications, Inc. Class B	767		41
Scout24 AG 144A(2)	453		21
SES SA	1,615		33
Shaw Communications, Inc. Class B	966		20
Telecom Italia SpA/Milano(3)	48,688		27
TELUS Corp.	415		15
Ubisoft Entertainment SA(3)	316		28
United Internet AG	526		21

			329

Consumer Discretionary—0.8%
Accor SA	885		39
Amer Sports Oyj	491		22
Canadian Tire Corp., Ltd. Class A	130		15
Delivery Hero SE 144A(2)(3)	441		16
Dollarama, Inc.	655		18
Gildan Activewear, Inc.	439		15
HUGO BOSS AG	266		19
Magna International, Inc.	686		36
Moncler SpA	795		30
Nokian Renkaat OYJ	581		19
Paddy Power Betfair PLC	346		28
Porsche Automobil Holding SE	645		42
Restaurant Brands International, Inc.	501		31
Sodexo SA	359		37
Stars Group, Inc. (The)(3)	373		7
Valeo SA	1,012		32
Zalando SE 144A(2)(3)	619		19

			425

Consumer Staples—0.4%
Alimentation Couche-Tard, Inc. Class B	923		50
Beiersdorf AG	414		41
Empire Co., Ltd.	367		8
George Weston, Ltd.	162		12
Heineken Holding NV	422		37
Loblaw Cos., Ltd.	396		19
Metro, Inc.	514		19

	Shares	Value

Consumer Staples—continued
Saputo, Inc.	492	$14

		200

Energy—2.5%
ARC Resources, Ltd.	747	5
BP PLC	30,632	209
Cameco Corp.	836	10
Canadian Natural Resources, Ltd.	2,578	69
Cenovus Energy, Inc.	2,205	17
Enagas SA	955	28
Enbridge, Inc.	4,266	156
Encana Corp.	2,016	14
Galp Energia SGPS SA	2,066	32
Husky Energy, Inc.	743	9
Imperial Oil, Ltd.	593	17
Inter Pipeline, Ltd.	819	13
Keyera Corp.	439	9
OMV AG	601	30
Pembina Pipeline Corp.	1,064	38
PrairieSky Royalty, Ltd.	446	6
Royal Dutch Shell PLC Class A	6,780	210
Seven Generations Energy, Ltd. Class A(3)	573	5
Snam SpA	9,351	45
Suncor Energy, Inc.	3,429	111
Tenaris SA	1,966	25
TOTAL SA	3,785	208
Tourmaline Oil Corp.	546	7
TransCanada Corp.	1,915	81
Vermilion Energy, Inc.	306	8

		1,362

Financials—2.8%
Aegon NV	7,553	39
Ageas	811	38
ASR Nederland NV	594	25
Banco de Sabadell SA	23,692	27
Bank of Ireland Group PLC	3,909	23
Bank of Montreal	1,351	99
Bank of Nova Scotia (The)	2,601	148
Bankia SA	5,022	15
Bankinter SA	2,718	21
Brookfield Asset Management, Inc. Class A	1,779	77
Canadian Imperial Bank of Commerce	937	80
CI Financial Corp.	552	7
Commerzbank AG(3)	4,186	30
EXOR NV	477	31
Fairfax Financial Holdings, Ltd.	59	28
FinecoBank Banca Fineco SpA	1,655	18
Great-West Lifeco, Inc.	626	13
Groupe Bruxelles Lambert SA	340	32
Hannover Rueck SE	253	37
iA Financial Corp, Inc.	227	8
IGM Financial, Inc.	178	5
Intact Financial Corp.	294	23
Manulife Financial Corp.	4,189	67

	Shares	Value

Financials—continued
Mediobanca Banca di Credito Finanziario SpA	2,672	$23
National Bank of Canada	714	34
Natixis SA	3,886	20
Onex Corp.	181	10
Power Corp. of Canada	748	15
Power Financial Corp.	528	11
Raiffeisen Bank International AG	571	15
Royal Bank of Canada	3,040	231
SCOR SE	741	31
Sun Life Financial, Inc.	1,281	46
Toronto-Dominion Bank (The)	3,855	217

		1,544

Health Care—0.4%
Aurora Cannabis, Inc.(3)	1,406	10
Bausch Health Cos, Inc.(3)	664	16
Canopy Growth Corp.(3)	426	21
Eurofins Scientific SE	47	19
Galapagos NV(3)	201	21
Grifols SA	1,242	32
Ipsen SA	154	19
Orpea	202	20
QIAGEN NV(3)	972	36
Sartorius AG	144	22
Siemens Healthineers AG 144A(2)(3)	632	25

		241

Industrials—6.8%
3M Co.	755	151
Aeroports de Paris	118	23
Alaska Air Group, Inc.	160	10
Allegion PLC	123	11
Alstom SA	678	27
American Airlines Group, Inc.	597	21
AMETEK, Inc.	301	22
AO Smith Corp.	187	9
Arconic, Inc.	817	15
Boeing Co. (The)	960	370
Bombardier, Inc. Class B(3)	4,441	7
Brenntag AG	651	31
Bureau Veritas SA	1,203	27
CAE, Inc.	565	12
Canadian National Railway Co.	1,547	129
Canadian Pacific Railway, Ltd.	301	62
Caterpillar, Inc.	765	102
CH Robinson Worldwide, Inc.	178	15
Cintas Corp.	136	25
Copart, Inc.(3)	303	15
CSX Corp.	1,095	72
Cummins, Inc.	208	31
Deere & Co.	415	68
Delta Air Lines, Inc.	889	44
Deutsche Lufthansa AG	1,000	25
Dover Corp.	190	17
Eaton Corp. PLC	562	43
Edenred	1,007	41

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

	Shares	Value

Industrials—continued
Eiffage SA	413	$39
Emerson Electric Co.	808	53
Equifax, Inc.	156	17
Expeditors International of Washington, Inc.	224	16
Fastenal Co.	371	22
FedEx Corp.	338	60
Finning International, Inc.	355	7
Flowserve Corp.	170	7
Fluor Corp.	182	7
Fortive Corp.	433	32
Fortune Brands Home & Security, Inc.	183	8
GEA Group AG	646	18
General Electric Co.	11,276	115
Getlink SE	1,957	29
Harris Corp.	199	30
Honeywell International, Inc.	960	138
Huntington Ingalls Industries, Inc.	73	15
IHS Markit, Ltd.(3)	511	27
Illinois Tool Works, Inc.	430	59
Ingersoll-Rand PLC	318	32
Jacobs Engineering Group, Inc.	185	12
JB Hunt Transport Services, Inc.	142	15
Johnson Controls International PLC	1,198	40
Kansas City Southern	132	14
Kingspan Group PLC	649	27
KION Group AG	273	16
L3 Technologies, Inc.	133	26
Leonardo SpA	1,699	16
Masco Corp.	396	13
Nielsen Holdings PLC	460	12
Norfolk Southern Corp.	353	59
Northrop Grumman Corp.	294	81
OSRAM Licht AG	408	17
PACCAR, Inc.	453	30
Parker-Hannifin Corp.	172	28
Pentair PLC	225	9
Prysmian SpA	1,129	24
Quanta Services, Inc.	189	7
Randstad NV	500	24
Raytheon Co.	481	79
Republic Services, Inc.	421	32
Rexel SA	1,280	15
Rheinmetall AG	183	19
Robert Half International, Inc.	157	10
Rockwell Automation, Inc.	156	26
Rollins, Inc.	425	16
Roper Technologies, Inc.	134	38
Safran SA(4)(5)	246	32
Snap-on, Inc.	72	12
SNC-Lavalin Group, Inc.	371	10
Southwest Airlines Co.	729	41
Stanley Black & Decker, Inc.	196	25
Teleperformance	243	42
Thomson Reuters Corp.	431	23
TransDigm Group, Inc.(3)	89	35
Union Pacific Corp.	955	152
United Continental Holdings, Inc.(3)	353	31

	Shares	Value

Industrials—continued
United Parcel Service, Inc. Class B	901	$95
United Rentals, Inc.(3)	105	13
United Technologies Corp.	1,461	172
Verisk Analytics, Inc.(3)	213	25
Wartsila OYJ Abp	1,913	31
Waste Management, Inc.	553	53
WSP Global, Inc.	220	11
WW Grainger, Inc.	73	22
Xylem, Inc.	233	17

		3,703

Information Technology—0.5%
Adyen NV 144A(2)(3)	53	39
Atos SE	397	36
BlackBerry Ltd.(3)	1,077	9
CGI, Inc.(3)	532	35
Constellation Software, Inc.	42	31
Ingenico Group SA	252	14
InterXion Holding NV(3)	1,422	85
Open Text Corp.	565	20
Shopify, Inc. Class A(3)	188	32

		301

Materials—3.0%
Agnico Eagle Mines Ltd.	492	21
Anglo American PLC	8,745	223
Antofagasta PLC	19,005	217
Arkema SA	302	29
Barrick Gold Corp.	3,685	49
BHP Group PLC	9,781	217
CCL Industries, Inc. Class B	315	13
Evonik Industries AG	701	19
First Quantum Minerals, Ltd.	1,455	17
Franco-Nevada Corp.	393	30
Glencore PLC	53,929	219
Goldcorp, Inc.	1,835	21
K+S AG	806	16
Kinross Gold Corp.(3)	2,639	9
LANXESS AG	326	18
Lundin Mining Corp.	1,391	6
Methanex Corp.	134	7
Nutrien, Ltd.	1,298	67
Rio Tinto PLC	4,017	221
Smurfit Kappa Group PLC	928	27
Solvay SA	309	34
Stora Enso OYJ Class R	2,578	34
Symrise AG	514	43
Teck Resources, Ltd. Class B	1,077	26
Turquoise Hill Resources, Ltd.(3)	2,286	4
Umicore SA	882	37
voestalpine AG	470	15
West Fraser Timber Co., Ltd.	121	7
Wheaton Precious Metals Corp.	936	20

		1,666

Real Estate—10.9%
Activia Properties, Inc.	26	113
Advance Residence Investment Corp.	48	142
AEON REIT Investment Corp.	51	60

	Shares	Value

Real Estate—continued
American Tower Corp.	1,507	$260
Aroundtown SA	3,077	27
Comforia Residential REIT, Inc.	19	50
CoreSite Realty Corp.	2,655	262
Covivio	259	26
CRE Logistics REIT, Inc.	5	5
Crown Castle International Corp.	2,231	261
CyrusOne, Inc.	3,313	180
Daiwa House REIT Investment Corp.	63	148
Daiwa Office Investment Corp.	12	80
Digital Realty Trust, Inc.	2,399	260
Equinix, Inc.	672	265
First Capital Realty, Inc.	377	6
Frontier Real Estate Investment Corp.	17	69
Fukuoka REIT Corp.	26	41
Gecina SA	229	34
Global One Real Estate Investment Corp.	31	35
GLP J-Reit	123	131
H&R Real Estate Investment Trust	295	5
Hankyu Hanshin REIT, Inc.	22	29
Health Care & Medical Investment Corp.	6	6
Heiwa Real Estate REIT, Inc.	31	35
Hoshino Resorts REIT, Inc.	7	34
Hulic Reit, Inc.	40	66
Ichigo Hotel REIT Investment Corp.	9	11
Ichigo Office REIT Investment	41	38
Industrial & Infrastructure Fund Investment Corp.	58	62
Invesco Office J-REIT, Inc.	295	44
Invincible Investment Corp.	175	76
Itochu Advance Logistics Investment Corp.	7	6
Japan Excellent, Inc.	44	63
Japan Hotel REIT Investment Corp.	146	112
Japan Logistics Fund, Inc.	33	70
Japan Prime Realty Investment Corp.	32	130
Japan Real Estate Investment Corp.	50	293
Japan Rental Housing Investments, Inc.	55	43
Japan Retail Fund Investment Corp.	94	192
Kenedix Office Investment Corp.	15	103
Kenedix Residential Next Investment Corp.	29	48
Kenedix Retail REIT Corp.	18	43
Klepierre SA	897	31
LaSalle Logiport REIT	37	37
LEG Immobilien AG	266	31
Marimo Regional Revitalization REIT, Inc.	4	4
MCUBS MidCity Investment Corp.	56	47

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

	Shares	Value

Real Estate—continued
Merlin Properties Socimi SA	1,537	$21
Mirai Corp.	13	23
Mitsubishi Estate Logistics REIT Investment Corp.	5	11
Mitsui Fudosan Logistics Park, Inc.	9	29
Mori Hills REIT Investment Corp.	57	76
Mori Trust Hotel Reit, Inc.	12	15
Mori Trust Sogo Reit, Inc.	35	54
Nippon Accommodations Fund, Inc.	17	90
Nippon Building Fund, Inc.	48	310
Nippon Healthcare Investment Corp.	2	3
Nippon Prologis REIT, Inc.	67	146
NIPPON REIT Investment Corp.	16	57
Nomura Real Estate Master Fund, Inc.	148	212
One REIT, Inc.	7	18
Ooedo Onsen REIT Investment Corp.	8	6
Orix REIT, Inc.	99	173
Premier Investment Corp.	47	57
RioCan Real Estate Investment Trust	323	6
Sakura Sogo REIT Investment Corp.	11	9
Samty Residential Investment Corp.	10	8
SBA Communications Corp.(3)	943	172
Sekisui House Reit, Inc.	130	91
SmartCentres Real Estate Investment Trust	141	4
Star Asia Investment Corp.	16	16
Starts Proceed Investment Corp.	7	11
Takara Leben Real Estate Investment Corp.	7	6
Tokyu REIT, Inc.	33	51
Tosei Reit Investment Corp.	10	10
United Urban Investment Corp.	110	175
XYMAX REIT Investment Corp.	4	4

		5,978

Utilities—0.8%
AltaGas, Ltd.	562	6
Atco,Ltd.Class I	161	5
Canadian Utilities, Ltd. Class A	272	7
EDP - Energias de Portugal SA	10,706	39
Electricite de France SA	2,066	34
Emera, Inc.	122	4
Endesa SA	1,333	33
Fortis, Inc.	897	32
Fortum OYJ	1,842	42
Hydro One, Ltd. 144A(2)	692	11
Natural Energy Group SA	1,449	40
Red Electrica Corp. SA	1,823	42

	Shares	Value

Utilities—continued
Rubis SCA	364	$22
Suez	1,624	21
Terna Rete Elettrica Nazionale SpA	5,937	37
Uniper SE	811	23
Verbund AG	278	14

		412

TOTAL COMMON STOCKS (Identified Cost $16,115)		16,161

EXCHANGE-TRADED FUNDS—8.3%
iShares JP Morgan USD Emerging Markets Bond ETF(6)	15,513	1,689
iShares MSCI Emerging Markets Small-Cap ETF(6)	26,837	1,197
SPDR S&P Emerging Markets SmallCap ETF(6)	37,186	1,648

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,123)		4,534

PURCHASED OPTIONS—0.4% (See open purchased options schedule) (Premiums paid $1,119)		226

PURCHASED SWAPTIONS—1.3% (See open purchased swaptions schedule) (Identified Cost $1,160)		728

TOTAL LONG-TERM INVESTMENTS—43.1% (Identified Cost $24,607)		23,600

SHORT-TERM INVESTMENTS—33.9%
Money Market Mutual Fund—24.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.30%) Class I(6)	13,533,068	13,533

Total Money Market Mutual Fund (Identified Cost $13,533)		13,533

U.S. Government Security—9.2%
U.S. Treasury Bill (seven-day effective yield 0.456%)	5,000,000	4,996

Total U.S. Government Security (Identified Cost $4,996)		4,996

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,529)		18,529

Shares	Value

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—77.0% (Identified Cost $43,136)	$42,129

WRITTEN OPTIONS—(0.4)%
(See open written options schedule)
Total Written Options
(Premiums received $(356))	(212)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—76.6% (Identified Cost $42,780)	$41,917
Other assets and liabilities, net—23.4%	12,813

NET ASSETS—100.0%	$54,730

Abbreviations:

ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TERM	Payment Frequency at Termination

Footnote Legend:

(1)	Par value reported in thousands.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to a value of $150 or 0.3% of net assets.

(3)	Non-income producing.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(5)	Non-tradable security.
(6)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Counterparties:

BNP	BNP Paribas
CITI	Citibank
DB	Deutsche Bank AG
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Nomura	Nomura Global Financial Products, Inc.
Soc Gen	Societe Generale

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	67%
Japan	10
Canada	7
Indonesia	5
United Kingdom	3
France	2
Germany	1
Other	5

Total	100%

† % of total investments as of January 31, 2019.

Open purchased option contracts as of January 31, 2019 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Call USD 9,000 versus Put SAR 34,380	BNP	9,000,000	$9,000	$3.82	02/12/19	$1
FTSE 100 Mini	JPM	216	2	7,150.00	03/15/19	99
DJ Euro Stoxx Banks	JPM	140	7	92.50	03/15/19	18
DJ Euro Stoxx Banks	JPM	914	46	97.50	03/15/19	42
Put Options
Put USD 5,295 versus Call TRY 20,651	CITI	5,295,000	5,295	3.90	03/21/19	—	(2)
Put USD 2,410 versus Call TRY 9,398	CITI	2,409,700	2,410	3.90	04/05/19	—	(2)
Put USD 295 versus Call TRY 1,180	CITI	295,000	295	4.00	05/04/20	—	(2)
Put USD 590 versus Call TRY 2,360	CITI	590,000	590	4.00	06/04/20	—	(2)
Put USD 591 versus Call TRY 2,246	CITI	590,862	591	3.80	06/19/19	—	(2)
Put USD 295 versus Call TRY 1,121	CITI	295,000	295	3.80	06/27/19	—	(2)
Put USD 591 versus Call TRY 2,246	CITI	591,292	591	3.80	07/10/19	—	(2)
Put USD 295 versus Call TRY 1,121	CITI	295,431	295	3.80	07/17/19	—	(2)
S&P 500® Index	JPM	40	4	2,560.00	03/15/19	66

Total						$226

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open purchased swaption contracts as of January 31, 2019 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount		Strike Price(1)	Expiration Date	Value
Put Options
30-Year USD Interest Rate Swap	CITI	10,000,000	$10,000		$3.85	07/22/30	$443
30-Year USD Interest Rate Swap	CITI	2,600,000	2,600		3.85	01/21/31	115
15-Year USD Interest Rate Swap	DB	1,900,000	1,900		3.85	02/28/31	84
15-Year USD Interest Rate Swap	Nomura	2,600,000	2,600		3.85	04/07/31	2
15-Year USD Interest Rate Swap	GS	1,500,000	1,500		3.85	08/18/31	12
30-Year USD Interest Rate Swap	GS	5,400,000	5,400		1.00	05/31/33	(9)
30-Year USD Interest Rate Swap	GS	7,400,000	7,400		3.85	05/31/33	3
10-Year JPY Interest Rate Swap	GS	2,253,000,000	2,253,000	(2)	0.98	06/21/28	(68)
15-Year USD Interest Rate Swap	CITI	4,321,000	4,321		2.00	08/31/33	6
30-Year USD Interest Rate Swap	GS	1,900,000	1,900		1.99	04/03/19	34

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

Open purchased swaption contracts as of January 31, 2019 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount		Strike Price(1)	Expiration Date	Value
30-Year USD Interest Rate Swap	GS	1,900,000	$1,900		$1.49	04/03/19	$(4)
30-Year USD Interest Rate Swap	GS	1,900,000	1,900		2.24	07/03/19	21
30-Year USD Interest Rate Swap	GS	1,900,000	1,900		1.24	07/03/19	(5)
10-Year JPY Interest Rate Swap	GS	850,000,000	850,000	(2)	1.15	10/31/28	(80)
Call Option
15-Year USD Interest Rate Swap	DB	7,500,000	18,000		1.00	02/24/31	174

Total							$728

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Reported in Japanese Yen in thousands.

Open written options contracts as of January 31, 2019 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
DJ Euro Stoxx Banks	JPM	(914)	$46	$100.00	03/15/19	$(24)
FTSE 100 Mini	JPM	(216)	2	7,225.00	03/15/19	(59)
S&P 500® Index	JPM	(10)	1	2,740.00	03/15/19	(35)
Put Options
S&P 500® Index	JPM	(40)	4	2,510.00	03/15/19	(50)
DJ Euro Stoxx Banks	JPM	(127)	6	87.50	03/15/19	(13)
DJ Euro Stoxx Banks	JPM	(140)	7	92.50	03/15/19	(31)

Total						$(212)

Footnote Legend:

(1)	Strike price not reported in thousands.

Futures contracts as of January 31, 2019 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
HSCEI Future	February 2019	25	$1,768	$37
S&P 500 E-Mini Future	March 2019	(17)	(2,299)	(131)
E-Mini Financial Future	March 2019	14	1,117	58
U.S. Ultra Bond Future	March 2019	61	9,829	39
ASX SPI 200 Future	March 2019	(27)	(2,848)	(90)

Total				$(87)

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

Forward foreign currency exchange contracts as of January 31, 2019 were as follows:

Currency Purchased	Value(1)	Currency Sold	Value(1)	Counterparty	Settlement Date	Unrealized Appreciation		Unrealized (Depreciation)
AUD(2)	264	USD	190	CITI	04/16/19	$2		$—
BRL(2)	2,100	USD	560	JPM	04/16/19	13		—
CAD(2)	308	USD	228	GS	02/20/19	7		—
CAD(2)	1,460	USD	1,101	ML	02/20/19	10		—
EUR(2)	15	USD	17	CITI	02/20/19	—	(3)	—
EUR(2)	269	USD	308	GS	02/20/19	—		(—	) (3)
EUR(2)	1,590	USD	1,816	ML	02/20/19	7		—
EUR(2)	197	USD	225	ML	02/21/19	2		—
EUR(2)	500	NOK	4,874	ML	04/16/19	—		(4)
EUR(2)	2,641	SEK	27,360	GS	04/16/19	—		(—	) (3)
EUR(2)	435	SEK	4,460	ML	04/16/19	6		—
GBP(2)	435	USD	562	BNP	02/21/19	9		—
GBP(2)	178	USD	225	JPM	02/21/19	9		—
JPY(2)	19,300	USD	172	BNP	02/20/19	5		—
JPY(2)	48,090	USD	443	GS	02/20/19	—		(1)
JPY(2)	64,200	USD	573	JPM	02/20/19	17		—
JPY(2)	93,000	USD	831	ML	02/20/19	24		—
JPY(2)	30,150	USD	268	ML	02/20/19	9		—
JPY(2)	86,099	USD	786	Nomura	02/20/19	5		—
JPY(2)	251,582	SGD	3,055	CITI	03/20/19	47		—
KRW(2)	383,000	USD	342	CITI	02/21/19	3		—
KRW(2)	1,623,150	USD	1,461	GS	02/21/19	—		(1)
KRW(2)	300,000	USD	266	JPM	02/21/19	3		—
KRW(2)	934,078	USD	837	JPM	02/21/19	3		—
KRW(2)	213,108	USD	190	ML	02/21/19	2		—
MXN(2)	25,617	USD	1,293	CITI	02/21/19	42		—
NOK(2)	30,325	EUR	3,100	CITI	04/16/19	36		—
NOK(2)	2,967	EUR	302	GS	04/16/19	5		—
SEK(2)	31,820	EUR	3,109	GS	04/16/19	—		(43)
SGD(2)	410	JPY	33,007	CITI	03/20/19	1		—
SGD(2)	410	JPY	32,673	ML	03/20/19	4		—
SGD(2)	529	USD	390	JPM	03/20/19	3		—
SGD(2)	542	USD	400	Soc Gen	03/20/19	3		—
TWD(2)	14,700	USD	477	CITI	02/21/19	2		—
TWD(2)	10,000	USD	325	GS	02/21/19	1		—
USD(2)	202	CAD	267	CITI	02/20/19	—		(2)
USD(2)	926	CAD	1,235	GS	02/20/19	—		(14)
USD(2)	629	CAD	840	GS	02/20/19	—		(11)
USD(2)	739	CAD	980	GS	02/20/19	—		(7)
USD(2)	15	CAD	20	GS	02/20/19	—		(—	) (3)
USD(2)	1,522	CAD	2,020	GS	02/20/19	—		(16)
USD(2)	12	CAD	16	JPM	02/20/19	—		(—	) (3)
USD(2)	2	EUR	2	JPM	02/20/19	—	(3)	—
USD(2)	4,916	EUR	4,312	ML	02/20/19	—		(27)
USD(2)	6,591	JPY	744,861	GS	02/20/19	—		(258)
USD(2)	231	JPY	26,000	JPM	02/20/19	—		(8)
USD(2)	65	JPY	7,107	ML	02/20/19	—		(1)
USD(2)	633	EUR	557	JPM	02/21/19	—		(5)
USD(2)	1,965	GBP	1,515	CITI	02/21/19	—		(24)
USD(2)	50	GBP	39	ML	02/21/19	—		(1)
USD(2)	1,374	KRW	1,532,577	BNP	02/21/19	—		(4)
USD(2)	687	KRW	766,173	CITI	02/21/19	—		(2)
USD(2)	138	KRW	152,742	GS	02/21/19	—	(3)	—
USD(2)	310	KRW	344,414	GS	02/21/19	—	(3)	—
USD(2)	690	KRW	766,250	JPM	02/21/19	1		—
USD(2)	277	KRW	307,811	JPM	02/21/19	1		—
USD(2)	725	KRW	805,780	JPM	02/21/19	—	(3)	—
USD(2)	249	MXN	4,750	BNP	02/21/19	1		—
USD(2)	1	TWD	18	BNP	02/21/19	—	(3)	—
USD(2)	1,498	TWD	45,810	BNP	02/21/19	5		—
USD(2)	258	ZAR	3,570	Nomura	02/21/19	—		(11)

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

Forward foreign currency exchange contracts as of January 31, 2019 were as follows:

Currency Purchased	Value(1)	Currency Sold	Value(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD(2)	2,995	SGD	4,099	GS	03/20/19	$—	$(53)
USD(2)	1,047	TWD	31,945	BNP	03/20/19	4	—
USD(2)	1,045	TWD	31,945	CITI	03/20/19	2	—
USD(2)	1,292	AUD	1,786	CITI	04/16/19	—	(8)
ZAR(2)	18,684	USD	1,289	CITI	02/21/19	116	—

Total						$410	$(501)

Footnote Legend:

(1)	Reported in thousands.
(2)	Non deliverable forward. See Notes to Schedules of Investments.
(3)	Amount is less than $500.

Centrally cleared inflation swaps outstanding as of January 31, 2019 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
1.995%(1)	1-Month-USCPI	TERM	JPM	06/27/27	7,200	USD	$42	$—	$42	$—
2.034%(1)	1-Month USCPI	TERM	JPM	02/01/29	5,600	USD	(21)	—	—	(21)
2.070%(1)	1-Month USCPI	TERM	JPM	02/04/29	2,861	USD	(1)	—	—	(1)

Total							$20	$—	$42	$(22)

Footnote Legend:

(1)	Fund pays the fixed rate and receives the floating rate.

Over-the-counter inflation swaps outstanding as of January 31, 2019 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
3.535%(1)	1-Month-UKRPI	TERM	CITI	02/16/27	4,125	GBP	$48	$—	$48	$—
2.281%(2)	1-Month USCPI	TERM	JPM	10/31/28	2,700	USD	(59)	—	—	(59)

Total							$(11)	$—	$48	$(59)

Footnote Legend:

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.

Centrally cleared interest rate swaps outstanding as of January 31, 2019 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation		Unrealized Depreciation
1.720%(1)	6-Month LIBOR	Semi	JPM	07/05/47	1,175	GBP	$(15)	$—	$—		$(15)
1.765%(1)	6-Month LIBOR	Semi	JPM	10/06/47	3,865	GBP	(78)	—	—		(78)
1.519%(1)	6-Month LIBOR	Semi	JPM	01/14/48	1,850	GBP	30	—	30		—
1.610%(1)	6-Month LIBOR	Semi	JPM	12/21/48	920	GBP	— (2)	—	—	(2)	—

Total							$(63)	$—	$30		$(93)

Footnote Legend:

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

Over-the-counter interest rate swaps outstanding as of January 31, 2019 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
2.388%(1)	3-Month KWCDC	QTR	GS	03/20/21	5,525,993	KRW	$59	$—	$59	$—
2.533%(2)	3-Month KWCDC	QTR	GS	03/20/29	1,175,983	KRW	(69)	—	—	(69)
2.415%(1)	3-Month KWCDC	QTR	GS	03/20/21	2,661,613	KRW	30	—	30	—
2.560%(2)	3-Month KWCDC	QTR	GS	03/20/29	561,785	KRW	(34)	—	—	(34)
2.415%(1)	3-Month KWCDC	QTR	GS	03/20/21	2,661,613	KRW	30	—	30	—
2.560%(2)	3-Month KWCDC	QTR	GS	03/20/29	561,785	KRW	(34)	—	—	(34)
2.425%(1)	3-Month KWCDC	QTR	BNP	03/20/21	3,418,467	KRW	39	—	39	—
2.562%(2)	3-Month KWCDC	QTR	BNP	03/20/29	876,579	KRW	(54)	—	—	(54)
2.402%(2)	3-Month KWCDC	QTR	DB	03/20/29	598,398	KRW	(29)	—	—	(29)
2.255%(1)	3-Month KWCDC	QTR	DB	03/20/21	2,925,135	KRW	25	—	25	—
2.095%(1)	3-Month KWCDC	QTR	GS	03/19/21	844,900	KRW	5	—	5	—
2.087%(1)	3-Month KWCDC	QTR	JPM	03/19/21	1,689,800	KRW	9	—	9	—
2.248%(2)	3-Month KWCDC	QTR	JPM	03/20/29	357,000	KRW	(13)	—	—	(13)
2.255%(2)	3-Month KWCDC	QTR	JPM	03/20/29	178,500	KRW	(7)	—	—	(7)
2.100%(1)	3-Month KWCDC	QTR	JPM	03/20/21	1,689,800	KRW	10	—	10	—
2.260%(2)	3-Month KWCDC	QTR	JPM	03/20/29	357,000	KRW	(13)	—	—	(13)
2.250%(1)	3-Month KWCDC	QTR	GS	03/20/29	178,500	KRW	(6)	—	—	(6)
2.090%(1)	3-Month KWCDC	QTR	JPM	03/20/21	844,900	KRW	5	—	5	—
2.120%(1)	3-Month KWCDC	QTR	JPM	03/19/21	2,030,600	KRW	12	—	12	—
2.280%(2)	3-Month KWCDC	QTR	JPM	03/20/29	429,000	KRW	(16)	—	—	(16)
2.075%(1)	3-Month KWCDC	QTR	GS	09/18/21	999,184	KRW	6	—	6	—
2.235%(2)	3-Month KWCDC	QTR	GS	09/18/29	220,105	KRW	(8)	—	—	(8)
2.050%(1)	3-Month KWCDC	QTR	JPM	09/18/21	3,375,390	KRW	18	—	18	—
2.210%(2)	3-Month KWCDC	QTR	JPM	09/18/29	750,843	KRW	(24)	—	—	(24)
2.025%(1)	3-Month KWCDC	QTR	JPM	09/18/21	2,744,615	KRW	14	—	14	—
2.180%(2)	3-Month KWCDC	QTR	JPM	09/18/29	597,300	KRW	(18)	—	—	(18)

Total							$(63)	$—	$262	$(325)

Footnote Legend:

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.

Over-the-counter variance swaps outstanding as of January 31, 2019 were as follows:

Referenced Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Composite Stock Price Index(1)	$21.00	TERM	ML	12/20/19	16	USD	$16	$—	$16	$—
S&P 500® Composite Stock Price Index(1)	21.00	TERM	ML	12/17/21	44	USD	(4)	—	—	(4)
Hang Seng China Enterprises Index(2)	28.05	TERM	JPM	12/30/21	493	HKD	(117)	—	—	(117)
Hang Seng China Enterprises Index(2)	28.05	TERM	JPM	12/30/19	180	HKD	98	—	98	—
Hang Seng China Enterprises Index(2)	27.10	TERM	Soc Gen	12/30/19	6	HKD	(2)	—	—	(2)
S&P 500® Composite Stock Price Index(1)	22.90	TERM	Soc Gen	12/20/19	1	USD	3	—	3	—
S&P 500® Composite Stock Price Index(1)	22.75	TERM	JPM	12/20/19	1	USD	2	—	2	—
Hang Seng China Enterprises Index(2)	26.50	TERM	JPM	12/30/19	5	HKD	(2)	—	—	(2)

Total							$(6)	$—	$119	$(125)

Footnote Legend:

(1)	Fund pays the variance payment and receives the fixed strike price.
(2)	Fund pays the fixed strike price and receives the variance payment.

See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of January 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at January 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Security	$1,951	$—	$1,951
U.S. Government Security	4,996	—	4,996
Equity Securities:
Common Stocks	16,161	16,129	32
Exchange-Traded Funds	4,534	4,534	—
Money Market Mutual Fund	13,533	13,533	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	410	—	410
Futures Contracts	134	134	—
Over-the-Counter Inflation Swap	48	—	48
Centrally Cleared Interest Rate Swaps	30	—	30
Purchased Options	226	225	1
Purchased Swaptions	894	—	894
Centrally Cleared Inflation Swaps	42	—	42
Over-the-Counter Interest Rate Swaps	262	—	262
Over-the-Counter Variance Swaps	119	—	119

Total Assets	43,340	34,555	8,785

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(501)	—	(501)
Futures Contracts	(221)	(221)	—
Over-the-Counter Inflation Swap	(59)	—	(59)
Centrally Cleared Interest Rate Swaps	(93)	—	(93)
Centrally Cleared Inflation Swaps	(22)	—	(22)
Over-the-Counter Interest Rate Swaps	(325)	—	(325)
Over-the-Counter Variance Swaps	(125)	—	(125)
Purchased Swaptions	(166)	—	(166)
Written Options	(212)	(212)	—

Total Liabilities	(1,724)	(433)	(1,291)

Total Investments	$41,616	$34,122	$7,494

There were no securities valued using significant unobservable inputs (Level 3) at January 31, 2019.

There were no transfers into or out of Level 3 related to securities held at January 31, 2019.

See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

($ reported in thousands)

	Shares	Value

EXCHANGE-TRADED FUND—3.1%
JPMorgan Alerian MLP Index ETN(1)	7,180	$180
TOTAL EXCHANGE-TRADED FUND (Identified Cost $204)		180

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—91.0%
Diversified—26.6%
Energy Transfer LP	26,215	386
Enterprise Products Partners LP	9,780	271
Kinder Morgan, Inc.	15,800	286
MPLX LP	5,066	178
ONEOK, Inc.	4,370	280
Pembina Pipeline Corp.	3,850	137

		1,538

Downstream/Other—11.7%
Cheniere Energy, Inc.(2)	5,577	366
Delek US Holdings, Inc.	2,495	81
Marathon Petroleum Corp.	2,395	159
Tellurian, Inc.(2)	7,280	73

		679

Electric, LDC & Power—1.7%
NextEra Energy Partners LP	2,395	96

Gathering/Processing—15.6%
Antero Midstream GP LP	14,100	189
EnLink Midstream LLC	8,945	97
Hess Midstream Partners LP	4,370	95
Noble Midstream Partners LP	3,225	104
Targa Resources Corp.	7,385	318
Western Gas Equity Partners LP	3,225	102

		905

Marine/Shipping—5.3%
Gaslog Partners LP	5,615	127
Golar LNG Ltd.	8,115	181

		308

Natural Gas Pipelines—14.3%
Tallgrass Energy GP LP	12,585	300

	Shares	Value

Natural Gas Pipelines—continued
TransCanada Corp.	3,225	$137
Williams Cos., Inc. (The)	14,565	392

		829

Petroleum Transportation & Storage—13.1%
Enbridge, Inc.	4,475	164
Magellan Midstream Partners LP	1,455	90
Phillips 66 Partners LP	2,395	117
Plains GP Holdings LP Class A	13,664	312
Shell Midstream Partners LP	3,640	74

		757

Upstream—2.7%
Anadarko Petroleum Corp.	1,975	93
EQT Corp.	3,120	61

		154

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified Cost $5,265)		5,266

TOTAL LONG-TERM INVESTMENTS—94.1% (Identified Cost $5,469)		5,446

SHORT-TERM INVESTMENT—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash
Management Fund - Institutional Shares (seven-day effective yield 2.30%) Class I(1)	74,233	74

TOTAL SHORT-TERM INVESTMENT (Identified Cost $74)		74

TOTAL INVESTMENTS—95.4% (Identified Cost $5,543)		$5,520
Other assets and liabilities, net—4.6%		269

NET ASSETS—100.0%		$5,789

Abbreviations:

ETN	Exchange-Traded Note
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing.

Country Weightings†
United States	87%
Canada	8
Bermuda	3
Monaco	2

Total	100%

† % of total investments as of January 31, 2019.

Ownership Structure†,††
Major Midstream Companies	30%
Midstream MLP	26
Embedded General Partner	19
MLP Affiliate & Other	15
Pure Play General Partner	3
Foreign LP	2
Cash & Other	5

Total	100%

† % of total investments as of January 31, 2019.

See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.

Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.

MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes.

Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.

Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.

The following table summarizes the market value of the Fund’s investments as of January 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at January 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$5,266	$5,266
Exchange-Traded Fund	180	180
Money Market Mutual Fund	74	74

Total Investments	$5,520	$5,520

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at January 31, 2019.

There were no transfers into or out of Level 3 related to securities held at January 31, 2019.

See Notes to Schedule of Investments

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—73.1%
Communication Services—14.1%
Altice France SA/France 144A 7.375%, 5/1/26(1)	$250	$241
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	750	647
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	2,500	2,497
Frontier Communications Corp. 7.625%, 4/15/24	385	209
iHeartCommunications, Inc. 9.000%, 12/15/19(2)	2,000	1,340
Lee Enterprises, Inc. 144A 9.500%, 3/15/22(1)	1,500	1,511
Level 3 Financing, Inc. 5.375%, 1/15/24	750	746
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	455	460
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	1,005	754
Meredith Corp. 144A 6.875%, 2/1/26(1)	945	971
Zayo Group LLC / Zayo Capital, Inc. 144A 5.750%, 1/15/27(1)	500	483

		9,859

Consumer Discretionary—5.7%
American Greetings Corp. 144A 8.750%, 4/15/25(1)	1,000	920
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	300	316
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	205	202
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	420	417
Gateway Casinos & Entertainment, Ltd. 144A 8.250%, 3/1/24(1)	500	516
Neiman Marcus Group, Ltd. LLC 144A 8.000%, 10/15/21(1)	1,530	688
PulteGroup, Inc. 6.375%, 5/15/33	500	464
Vista Outdoor, Inc. 5.875%, 10/1/23	500	465

		3,988

Consumer Staples—4.4%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(1)	490	497

	Par Value	Value

Consumer Staples—continued
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	$1,250	$1,059
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc. 144A 8.500%, 6/1/26(1)	295	263
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	1,000	995
Revlon Consumer Products Corp. 6.250%, 8/1/24	500	274

		3,088

Energy—11.2%
Bristow Group, Inc. 144A 8.750%, 3/1/23(1)	400	335
Callon Petroleum Co. 6.125%, 10/1/24	530	533
Cheniere Energy, Inc. 4.250%, 3/15/45	2,000	1,487
Citgo Holding, Inc. 144A 10.750%, 2/15/20(1)	1,859	1,887
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 8/15/22	1,000	885
Denbury Resources, Inc. 144A 7.500%, 2/15/24(1)	500	438
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 8.000%, 11/29/24(1)	560	448
144A 7.750%, 5/15/26(1)	225	207
Nabors Industries, Inc. 5.750%, 2/1/25	500	435
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)	360	303
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	435	435
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 144A 8.750%, 4/15/23(1)	220	181
Weatherford International, Ltd. 9.875%, 2/15/24	415	271

		7,845

Financials—4.2%
4finance SA 144A 10.750%, 5/1/22(1)	1,300	1,254
Acrisure LLC / Acrisure Finance, Inc. 144A 8.125%, 2/15/24(1)	85	86
144A 7.000%, 11/15/25(1)	750	653
Navient Corp. 7.250%, 9/25/23	250	254

	Par Value	Value

Financials—continued
Springleaf Finance Corp. 6.875%, 3/15/25	$765	$732

		2,979

Health Care—8.6%
Avantor, Inc. 144A 9.000%, 10/1/25(1)	1,500	1,549
DJO Finance LLC / DJO Finance Corp. 144A 8.125%, 6/15/21(1)	1,250	1,299
Eagle Holding Co. II LLC. PIK Capitalization, 7.625% Interest or 8.375% Capitalization 144A 7.625%, 5/15/22(1)	690	690
HCA, Inc. 5.875%, 2/1/29	50	52
One Call Corp. 144A 10.000%, 10/1/24(1)	260	202
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 144A 6.625%, 5/15/22(1)	500	482
Tenet Healthcare Corp. 7.000%, 8/1/25	950	916
Valeant Pharmaceuticals International 144A 8.500%, 1/31/27(1)	400	418
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	500	453

		6,061

Industrials—10.3%
Bombardier, Inc. 144A 6.125%, 1/15/23(1)	300	289
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(1)	835	846
Garda World Security Corp. 144A 8.750%, 5/15/25(1)	1,035	960
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	500	408
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(1)	910	910
144A 6.250%, 3/15/26(1)	360	344
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 144A 7.750%, 4/15/26(1)	650	569
Topaz Marine SA 144A 9.125%, 7/26/22(1)	1,250	1,244
TransDigm, Inc. 6.500%, 7/15/24	1,000	986

See Notes to Schedule of Investments

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

	Par Value	Value

Industrials—continued
Vertiv Group Corp. 144A 9.250%, 10/15/24(1)	$750	$697

		7,253

Information Technology—3.4%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	535	510
Diebold Nixdorf, Inc. 8.500%, 4/15/24	650	414
Exela Intermediate LLC / Exela Finance, Inc. 144A 10.000%, 7/15/23(1)	500	501
Infor US, Inc. 6.500%, 5/15/22	925	941

		2,366

Materials—8.9%
Alpha 2 BV PIK Capitalization, 8.750% Interest or 9.50% Capitalization 144A 8.750%, 6/1/23(1)	675	653
ARD Securities Finance SARL PIK Capitalization, 8.750% Interest and Capitalization 144A 8.750%, 1/31/23(1)	731	641
BWAY Holding Co. 144A 7.250%, 4/15/25(1)	510	471
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/22	750	701
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	935	912
Hexion, Inc. 6.625%, 4/15/20	1,000	801
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)	480	488
Momentive Performance Materials, Inc. 3.880%, 10/24/21	1,000	1,072
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(1)	500	465

		6,204

Utilities—2.3%
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/20	1,500	1,118

	Par Value	Value

Utilities—continued
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	$500	$464

		1,582

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $53,790)		51,225

LEVERAGED LOANS(3) —18.7%
Consumer Non-Durables—3.9%
Diamond (BC) B.V. (aka Diversey) (2 month LIBOR + 3.000%) 5.689%, 9/6/24	659	619
Kronos Acquisition Intermediate Inc. (aka KIK Custom Products) (1 month LIBOR + 4.000%) 6.499%, 5/15/23	737	696
Parfums Holding Company, Inc., Second Lien Term Loan (3 month LIBOR + 8.750%) 11.560%, 6/30/25	1,070	1,072
Revlon Consumer Products Corp., Initial Term Loan B (3 month LIBOR + 3.500%) 6.207%, 9/7/23	491	347

		2,734

Financial—0.5%
Financial & Risk US Holdings, Inc. (aka Refinitiv) (3 month LIBOR + 3.750%) 6.249%, 10/1/25	330	317

Health Care—0.4%
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.760%, 6/30/25	315	304

Information Technology—2.7%
Boxer Parent Company Inc. (aka BMC Software, Inc.) (3 month LIBOR + 4.250%) 7.053%, 10/2/25	860	839
Diebold Nixdorf, Inc. (f/k/a Diebold, Inc.) (1 month LIBOR + 9.250%) 11.625%, 8/31/22	497	508

	Par Value	Value
Information Technology—continued
Kronos Incorporated, Second Lien Term Loan (3 month LIBOR + 8.250%) 10.791%, 11/1/24	$550	$557

		1,904

Manufacturing—2.9%
CPI Acquisition, Inc., First Lien Term Loan (3 month LIBOR + 4.500%) 7.349%, 8/17/22	2,000	1,280
Hillman Group, Inc., The (3 month LIBOR + 4.000%) 6.803%, 5/31/25	761	722

		2,002

Media / Telecom - Telecommunications—1.2%
Securus Technologies Holdings, Inc., Second Lien Term Loan (1 month LIBOR + 8.250%) 10.749%, 11/1/25	840	813

Media / Telecom - Wireless Communications—0.8%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 5.000%, 2/2/24	598	584

Service—4.2%
Laureate Education, Inc., Term Loan Series 2024 (1 month LIBOR + 3.500%) 6.999%, 4/26/24	357	355
One Call Corp., First Lien Term Loan Extended (1 month LIBOR + 5.250%) 7.760%, 11/27/22	764	674
PI UK Holdco II Ltd., Facility B1 (1 month LIBOR + 3.500%) 5.999%, 1/3/25	670	652
Red Ventures LLC, First Lien Term Loan B-1 (1 month LIBOR + 3.000%) 5.499%, 11/8/24	546	541

See Notes to Schedule of Investments

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	$770	$749

		2,971

Utility—2.1%
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Company LLC) First Lien Term Loan (1month LIBOR + 3.750%) 6.249%, 8/1/25	440	437
Second Lien Term Loan (1 month LIBOR + 6.750%) 9.249%, 8/3/26	1,020	1,013

		1,450

TOTAL LEVERAGED LOANS (Identified Cost $14,048)		13,079

	Shares
EXCHANGE-TRADED FUNDS—2.2%
Schwab Short-Term U.S. Treasury ETF(4)	15,200	760
SPDR Portfolio Short Term Corporate Bond ETF(4)	25,010	761

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,527)		1,521

TOTAL LONG-TERM INVESTMENTS—94.0% (Identified Cost $69,365)		65,825

	Shares	Value

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund -Institutional Shares (seven-day effective yield 2.30%) Class I(4)	83,141	$83

TOTAL SHORT-TERM INVESTMENT (Identified Cost $ 83)		83

TOTAL INVESTMENTS—94.1%
(Identified Cost $ 69,448)		$65,908
Other assets and liabilities, net—5.9%		4,141

NET ASSETS—100.0%		$70,049

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to a value of $33,197 or 47.4% of net assets.

(2) Security in default; no interest payments are being received during the bankruptcy proceedings.

(3)   Variable rate security. Rate disclosed is as of January 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(4) Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Country Weightings†
United States	87%
Luxembourg	5
Canada	5
Netherlands	2
United Kingdom	1

Total	100%

† % of total investments as of January 31, 2019.

See Notes to Schedule of Investments

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of January 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at January 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds And Notes	$51,225	$—	$51,225
Leveraged Loans	13,079	—	13,079
Equity Securities:
Exchange-Traded Funds	1,521	1,521	—
Money Market Mutual Fund	83	83	—

Total Investments	$65,908	$1,604	$64,304

There were no securities valued using significant unobservable inputs (Level 3) at January 31, 2019.

There were no transfers into or out of Level 3 related to securities held at January 31, 2019.

See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—93.4%
Communication Services—9.1%
Alphabet, Inc. Class C(1)(2)	143	$160
Auto Trader Group PLC	22,530	135

		295

Consumer Discretionary—8.8%
Home Depot, Inc. (The)	513	94
Pool Corp.	595	89
Thor Industries, Inc.	1,532	100

		283

Consumer Staples—8.7%
Hormel Foods Corp.	1,897	80
Lamb Weston Holdings, Inc.	1,550	112
Monster Beverage Corp.(2)	1,569	90

		282

Financials—20.5%
FactSet Research Systems, Inc.(1)	504	110
Moelis & Co. Class A	2,356	103
Moody’s Corp.	607	96
Primerica, Inc.(1)	1,420	160
Signature Bank	782	100
WR Berkley Corp.	1,202	92

		661

Health Care—5.6%
Mettler-Toledo International, Inc.(2)	130	83
Zoetis, Inc.	1,113	96

		179

Industrials—18.1%
Expeditors International of Washington, Inc.	1,385	96
Lennox International, Inc.	424	97
Old Dominion Freight Line, Inc.	685	93
TransUnion	1,830	111
Verisk Analytics, Inc.(1)(2)	783	92
WABCO Holdings, Inc.(2)	830	95

		584

Information Technology—16.3%
Avalara, Inc.(2)	2,010	80
CDW Corp.(1)	1,296	108
DocuSign, Inc.(2)	1,401	69
Intuit, Inc.(1)	294	64
Jack Henry & Associates, Inc.(1)	450	60

	Shares	Value

Information Technology—continued
Trade Desk, Inc. (The) Class A(2)	413	$59
Visa, Inc. Class A	645	87

		527

Materials—3.2%
Scotts Miracle-Gro Co. (The)	1,366	102

Real Estate—3.1%
HFF, Inc. Class A	2,426	100

TOTAL COMMON STOCKS (Identified Cost $2,877)		3,013

TOTAL LONG-TERM INVESTMENTS—93.4% (Identified Cost $2,877)		3,013

SHORT-TERM INVESTMENT—8.8%
Money Market Mutual Fund—8.8%
Dreyfus Government Cash Management Fund -Institutional Shares (seven-day effective yield 2.30%) Class I(1)(3)	285,020	285

TOTAL SHORT-TERM INVESTMENT (Identified Cost $285)		285

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—102.2% (Identified Cost $3,162)		3,298

SECURITIES SOLD SHORT—(17.2)%
Communication Services—(2.0)%
Criteo SA ADR(2)	(1,266)	(31)
WideOpenWest, Inc.(2)	(4,325)	(33)

		(64)

Consumer Discretionary—(2.0)%
Houghton Mifflin Harcourt Co.(2)	(3,155)	(33)
Office Depot, Inc.	(10,084)	(30)

		(63)

Consumer Staples—(0.9)%
Flowers Foods, Inc.	(1,539)	(30)

Financials—(3.7)%
Focus Financial Partners, Inc. Class A(2)	(1,045)	(29)
LendingClub Corp.(2)	(10,034)	(32)

	Shares	Value
Financials—continued
Third Point Reinsurance, Ltd.(2)	(2,997)	$(32)
Waddell & Reed Financial, Inc. Class A	(1,603)	(27)

		(120)

Industrials—(4.9)%
Allison Transmission Holdings, Inc.	(690)	(34)
ArcBest Corp.	(814)	(31)
Deluxe Corp.	(708)	(33)
Quad/Graphics, Inc.	(2,185)	(29)
Werner Enterprises, Inc.	(928)	(31)

		(158)

Information Technology—(0.9)%
Endurance International Group Holdings, Inc.(2)	(3,571)	(29)

Real Estate—(2.8)%
Paramount Group, Inc.	(2,122)	(31)
Regency Centers Corp.	(468)	(30)
Retail Opportunity Investments Corp.	(1,670)	(29)

		(90)

TOTAL SECURITIES SOLD SHORT (Proceeds $(542))		(554)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—85.0% (Identified Cost $2,620)		2,744
Other assets and liabilities, net—15.0%		483

NET ASSETS—100.0%		$3,227

Abbreviations:

ADR  American Depositary Receipt

PLC   Public Limited Company

Footnote Legend:

(1)	All or portion segregated as collateral for securities sold short.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of January 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at January 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,013	$3,013
Money Market Mutual Fund	285	285

Total Assets	3,298	3,298

Liabilities:
Equity Securities:
Common Stocks	(554)	(554)

Total Liabilities	(554)	(554)

Total Investments	$2,744	$2,744

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at January 31, 2019.

There were no transfers into or out of Level 3 related to securities held at January 31, 2019.

See Notes to Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of the Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

B.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C.	Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Virtus KAR Long/Short Equity Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

D.	Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 2. Derivative Financial Instruments

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for specific type of derivative instrument used by certain Funds.

A.	Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

During the period, Virtus Aviva Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B.	Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily, and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the period, Virtus Aviva Multi-Strategy Target Return Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the period, Virtus Aviva Multi-Strategy Target Return Fund used options contracts to gain a symmetric exposure to, or hedge against market and idiosyncratic risk or to reduce portfolio volatility.

D.	Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps—A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the period, Virtus Aviva Multi-Strategy Target Return Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps—Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the period, Virtus Aviva Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument. At January 31, 2019, the Virtus Aviva Multi-Strategy Target Return Fund did not hold Swap Baskets.

Interest rate swaps—Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the period, Virtus Aviva Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

Inflation swaps—Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the period, Virtus Aviva Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps—Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the period, Virtus Aviva Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.

The following is a summary of derivative instruments categorized by primary risk exposure as of January 31, 2019:

Fair Values of Derivative Financial Instruments as of January 31, 2019
Derivative Assets
Virtus Aviva Multi-Strategy Target Return Fund
Primary Risk	Value
Interest rate contracts	$1,315
Foreign currency exchange contracts	411
Equity contracts	439

Total	$2,165

Fair Value of Derivative Financial Instruments as of January 31, 2019
Derivative Liabilities
Primary Risk	Value
Interest rate contracts	$665
Foreign currency exchange contracts	501
Equity contracts	558

Total	$1,724

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the period ended January 31, 2019.

Virtus Aviva Multi-Strategy Target Return Fund
Purchased Options(1)	$1,510
Purchased Swaptions(1)	1,160
Written Options(2)	(620)
Futures Contracts—Long Positions(3)	9
Futures Contracts—Short Positions(3)	305
Forward Foreign Currency Exchange Purchase
Contracts(4)	85,707
Forward Foreign Currency Exchange Sale
Contracts(5)	(49,240)
Interest Rate Swap Agreements(6)	130,737
Credit Default Swap Agreements—Buy
Protection(6)	16,887
Inflation Swap Agreements(6)	30,069
Variance Swap Agreements(6)	3,712

(1)	Average premiums paid for the period.
(2)	Average premiums received for the period.
(3)	Average unrealized for the period.
(4)	Average value at trade date payable.
(5)	Average value at settlement date receivable.
(6)	Average cost.

E.	Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

JANUARY 31, 2019

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Funds, positive or negative, than if the Funds did not concentrate its investments in such sectors.

Note 4. Restricted Securities

($ reported in thousands)

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At January 31, 2019, the Virtus Aviva Multi-Strategy Target Return Fund held the following restricted security:

Security	Acquisition Date	Cost	Market Value
Safran SA	2/16/2018	$27	$32

Note 5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments and Notes to Schedules of Investments were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the Schedule of Investments and Notes to Schedules of Investments.

On February 27, 2019, the Board of Trustees of Virtus Alternative Solutions Trust voted to liquidate Virtus Newfleet Credit Opportunities Fund (the “Fund”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective April 18, 2019, the Fund will be closed to new investors and additional investor deposits. On or about April 26, 2019 (the “Liquidation Date”), the Fund will be liquidated at its net asset value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/29/2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date 3/29/2019

*	Print the name and title of each signing officer under his or her signature.